Cover	May 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2023
Entity File Number	333-172139
Entity Registrant Name	BioPower Operations Corporation
Entity Central Index Key	0001510832
Entity Tax Identification Number	27-4460232
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20801 Biscayne Blvd.
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(786)
Local Phone Number	923-0272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable